Loss before taxation (Tables)	12 Months Ended
Dec. 31, 2022
Loss before taxation
Schedule of expenses by nature
(a)	Other finance costs
See accounting policies in notes 36(E) and (J).

	2022	2021	2020
	$	$	$
Interest expenses on lease liabilities (notes 11(a) and 23(b))	244,085	205,915	49,400
Interest expenses on trade financing (note 23(b))	172,978	—	—
Imputed interest on deferred consideration	—	22,235	9,513
Changes in the carrying amount of preference shares liabilities (note 25)	3,752,758	5,009,847	—
Other interest expenses	28,363	33	654

	4,198,184	5,238,030	59,567

(b)	Staff costs

	2022	2021	2020
	$	$	$
Salaries, wages and other benefits	109,644,199	76,622,503	16,019,896
Contributions to defined contribution retirement plan	861,863	562,427	219,440
Equity-settled share-based payment expenses	31,339,185	22,141,614	1,229,312

	141,845,247	99,326,544	17,468,648

Represented by:
Direct costs	63,647,052	48,414,622	5,377,536
Selling and distribution expenses	1,782,149	1,299,320	675,418
Research and development expenses	13,404,496	6,943,308	2,056,653
Administrative and other operating expenses	63,011,550	42,669,294	9,359,041

Total staff costs	141,845,247	99,326,544	17,468,648

(c)	Restructuring costs in relation to diagnostic business

	2022	2021	2020
	$	$	$
Restructuring costs in relation to diagnostic business
- impairment of intangible assets (note 12)	19,109,580	—	—
- impairment of goodwill (note 13)	3,272,253	—	—
- impairment losses on property, plant and equipment (note 11)	4,447,610	—	—
- write-off of prepayment	3,549,298	—	—

	30,378,741	—	—
During the year ended December 31, 2022, the Group has undertaken a restructuring of the diagnostic business. As a result, an impairment assessment of the CGU Prevention EMEA and CGU Diagnostics EMEA has been performed which the recoverable amounts of the CGUs were less than the carrying amounts of the CGUs. Impairment/write-off on certain assets included in the respective CGUs, namely intangible assets, goodwill, property, plant and equipment and prepayment has been recognized in the profit or loss. In addition, the Group recorded a write-off of prepayment in relation to the diagnostics business.

(d)	Other items

	2022	2021	2020
	$	$	$
Cost of inventories (note 16)	57,442,036	52,701,330	10,412,753
Depreciation of (note 11)
- property, plant and equipment #	3,899,721	2,745,549	708,637
- right-of-use assets #	2,087,167	1,542,566	583,835
Amortization of intangible assets # (note 12)	1,556,091	3,058,527	1,133,564
Write-off on property, plant and equipment	268,226	476,431	—
Auditor’s remuneration	1,439,617	1,221,439	566,553
Miscellaneous laboratory charges	268	13,953	12,892

# Represented by:
Direct costs	1,892,036	1,182,134	462,809
Research and development expenses	340,690	145,876	63,162
Administrative and other operating expenses	5,310,253	6,018,632	1,900,065

Total depreciation and amortization charges	7,542,979	7,346,642	2,426,036